Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility, minimum	69.77%	69.58%	61.33%
Expected market price volatility, maximum	70.72%	87.74%	99.64%
Common Stock Class B
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	5 years 2 months 23 days	4 years 3 months	4 years 3 months 21 days
Common Stock Class A
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days